Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

In March 2022, the Company entered into subscription agreements with Baidu and a consortium of financial investors, who have agreed to subscribe for and purchase from the Company, through a private placement, a total of 164,705,882 newly issued Class B ordinary shares and 304,705,880 newly issued Class A ordinary shares of the Company, for a total purchase price of US$285 million (equivalent to RMB1,816,191) in cash.